Expense Example - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Japan Smaller Companies Fund - Fidelity Japan Smaller Companies Fund	Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 88
3 years	274
5 years	477
10 years	$ 1,061